Accumulated retained earnings	12 Months Ended
Dec. 31, 2020
Accumulated Retained Earnings
Accumulated retained earnings	Accumulated retained earnings
a) Definitions
The balance of 'Equity - Accumulated gains and Other reserves' includes the net amount of the accumulated results (profits or losses) recognised in previous years through the consolidated income statement which in the profit distribution were allocated in equity, the expenses of own equity instrument issues, the differences between the amount for which the treasury shares are sold and their acquisition price, as well as the net amount of the results accumulated in previous years, generated by the result of non-current assets held for sale, recognised through the consolidated income statement.
b) Breakdown
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2020	2019	2018
Restricted reserves	2,460	2,595	2,580
Legal reserve	1,734	1,662	1,624
Own shares	672	879	902
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	10,422	10,664	12,099
Voluntary reserves*	6,128	4,603	5,737
Consolidation reserves attributable to the Bank	4,294	6,061	6,362
Reserves of subsidiaries	47,601	43,449	39,522
Reserves of entities accounted for using the equity method	1,504	1,210	972
	61,987	57,918	55,173
*    In accordance with the commercial regulations in force in Spain.
i. Legal reserve
Under the Consolidated Spanish Corporate Enterprises Act, 10% of net profit for each year must be transferred to the legal reserve. These transfers must be made until the balance of this reserve reaches 20% of the share capital. The legal reserve can be used to increase capital provided that the remaining reserve balance does not fall below 10% of the increased share capital amount.
In 2020 Banco Santander transferred EUR 72 million from the Share premium account to the Legal reserve (EUR 38 million and EUR 10 million in 2019 and 2018, respectively).
Consequently, once again, after the capital increases described in note 31 had been carried out, the balance of the legal reserve reached 20% of the share capital, and at 31 December 2020 the Legal reserve was of the stipulated level.
ii. Reserve for treasury shares
According to the Consolidated Text of the Corporate Enterprises Act, an unavailable reserve equivalent to the amount for which Banco Santander's shares owned by subsidiaries are recorded. This reservation shall be freely available when the circumstances which have obliged its constitution disappear. In addition, this reserve covers the outstanding balance of loans granted by the Group with Banco Santander's share guarantee and the amount equivalent to the credits granted by the Group companies to third parties for the acquisition of own shares.
iii. Revaluation reserve Royal Decree Law 7/1996, of 7 June
The balance of Revaluation reserve Royal Decree-Law 7/1996 can be used, free of tax, to increase share capital. From 1 January 2007, the balance of this account can be taken to unrestricted reserves, provided that the monetary surplus has been realised. The surplus will be deemed to have been realised in respect of the portion on which depreciation has been taken for accounting purposes or when the revalued assets have been transferred or derecognised.
If the balance of this reserve were used in a manner other than that provided for in royal decree law 7/1996, of 7 June, it would be subject to taxation.
iv. Reserves of subsidiaries
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2020	2019	2018
Banco Santander (Brasil) S.A. (Consolidated Group)	14,067	12,400	10,755
Santander UK Group	8,447	8,079	8,207
Group Santander Holdings USA	4,793	4,528	4,260
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	4,230	3,810	3,436
Santander Consumer Finance Group	4,186	4,012	2,841
Banco Santander - Chile	3,404	3,116	2,963
Banco Santander Totta, S.A. (Consolidated Group)	2,960	2,823	2,729
Banco Santander Río S.A.	2,161	1,895	1,847
Santander Bank Polska S.A.	1,748	1,738	1,387
Santander Investment, S.A.	1,335	146	208
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	695	823	714
Banco Santander Internacional SA (former Banco Santander (Suisse) SA)	247	348	369
Other companies and consolidation adjustments*	(672)	(269)	(194)
	47,601	43,449	39,522
Of which, restricted	3,155	3,193	2,964
*    Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.